Document and Entity Information	Feb. 03, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002027537
Document Type	8-K
Document Period End Date	Feb. 03, 2025
Entity Registrant Name	Goldman Sachs Real Estate Finance Trust Inc
Entity Incorporation State Country Code	MD
Entity File Number	000-56667
Entity Tax Identification Number	99-2025085
Entity Address, Address Line One	200 West Street
Entity Address, Address Line Two	New York New York
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10282
City Area Code	(212)
Local Phone Number	902-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true